Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2010 Portfolio℠
March 31, 2025
VIPF2010-NPRT1-0525
1.830288.119
Bond Funds - 61.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,004,623	37,082,807
Fidelity International Bond Index Fund (a)	897,616	8,329,879
Fidelity Long-Term Treasury Bond Index Fund (a)	920,354	8,761,775
VIP High Income Portfolio - Initial Class (a)	634,616	3,008,082
VIP Investment Grade Bond II Portfolio - Initial Class (a)	10,028,486	94,969,767
TOTAL BOND FUNDS (Cost $159,830,167)		152,152,310

Domestic Equity Funds - 12.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	103,706	5,508,882
VIP Equity-Income Portfolio - Initial Class (a)	164,971	4,495,463
VIP Growth & Income Portfolio - Initial Class (a)	203,766	6,157,797
VIP Growth Portfolio - Initial Class (a)	103,707	9,113,765
VIP Mid Cap Portfolio - Initial Class (a)	42,037	1,406,544
VIP Value Portfolio - Initial Class (a)	176,415	3,129,610
VIP Value Strategies Portfolio - Initial Class (a)	110,473	1,549,935
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,175,584)		31,361,996

International Equity Funds - 15.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,126,554	13,789,025
VIP Overseas Portfolio - Initial Class (a)	926,137	24,829,736
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $29,713,519)		38,618,761

Money Market Funds - 10.9%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $27,201,674)	4.19	27,201,674	27,201,674

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $240,920,944)	249,334,741
NET OTHER ASSETS (LIABILITIES) - 0.0%	(47,300)
NET ASSETS - 100.0%	249,287,441

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	37,823,003	1,056,799	3,338,317	-	(318,891)	1,860,213	37,082,807	4,004,623
Fidelity International Bond Index Fund	8,447,623	348,576	448,329	-	(193)	(17,798)	8,329,879	897,616
Fidelity Long-Term Treasury Bond Index Fund	7,439,795	1,457,161	447,987	77,686	(2,197)	315,003	8,761,775	920,354
VIP Contrafund Portfolio - Initial Class	5,838,873	689,261	548,502	176,968	(16,342)	(454,408)	5,508,882	103,706
VIP Emerging Markets Portfolio - Initial Class	15,353,892	715,901	3,236,352	-	250,900	704,684	13,789,025	1,126,554
VIP Equity-Income Portfolio - Initial Class	4,763,862	294,798	686,929	34,967	(4,888)	128,620	4,495,463	164,971
VIP Government Money Market Portfolio - Initial Class	28,170,443	1,870,475	2,839,244	284,651	-	-	27,201,674	27,201,674
VIP Growth & Income Portfolio - Initial Class	6,534,105	468,207	790,412	62,817	(13,269)	(40,834)	6,157,797	203,766
VIP Growth Portfolio - Initial Class	9,676,806	952,015	621,456	110,739	(22,126)	(871,474)	9,113,765	103,707
VIP High Income Portfolio - Initial Class	3,027,309	102,633	134,682	5,748	(973)	13,795	3,008,082	634,616
VIP Investment Grade Bond II Portfolio - Initial Class	92,921,207	4,685,862	5,285,727	20,597	(86,056)	2,734,481	94,969,767	10,028,486
VIP Mid Cap Portfolio - Initial Class	1,499,844	205,194	137,347	65,714	(3,841)	(157,306)	1,406,544	42,037
VIP Overseas Portfolio - Initial Class	23,066,286	2,037,049	1,486,614	264,411	9,124	1,203,891	24,829,736	926,137
VIP Value Portfolio - Initial Class	3,347,529	299,515	304,081	124,398	(8,103)	(205,250)	3,129,610	176,415
VIP Value Strategies Portfolio - Initial Class	1,662,740	165,942	122,714	29,520	(4,848)	(151,185)	1,549,935	110,473
	249,573,317	15,349,388	20,428,693	1,258,216	(221,703)	5,062,432	249,334,741

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.